Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Other Income, Nonoperating [Line Items]
Government and other subsidies	$ 1,960	$ 9,129	$ 11,690
Service fee			342
Others, net	1,148	(294)	(565)
Income from early termination of contract			14,058
Other income, net	$ 3,108	$ 8,835	$ 25,525